Other revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
Other revenues
Other revenues consist of the following:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Related party revenues	46	43	110	100
Amortization of unfavorable contracts	—	21	43	65
External management fees with third parties	—	—	1	19
Early termination fees	—	8	8	69
Total	46	72	162	253